Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	4.11539%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,570,065.51

Principal:
Principal Collections	$12,464,847.40
Prepayments in Full	$6,446,613.82
Liquidation Proceeds	$251,827.05
Recoveries	$108,044.41
Sub Total	$19,271,332.68
Collections	$20,841,398.19

Purchase Amounts:
Purchase Amounts Related to Principal	$225,855.58
Purchase Amounts Related to Interest	$1,518.83
Sub Total	$227,374.41

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,068,772.60

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	38
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,068,772.60
Servicing Fee	$267,594.14	$267,594.14	$0.00	$0.00	$20,801,178.46
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,801,178.46
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$20,801,178.46
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$20,801,178.46
Interest - Class A-3 Notes	$514,467.71	$514,467.71	$0.00	$0.00	$20,286,710.75
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$19,987,327.42
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,987,327.42
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$19,768,031.75
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,768,031.75
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$19,617,620.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,617,620.83
Regular Principal Payment	$17,940,157.24	$17,940,157.24	$0.00	$0.00	$1,677,463.59
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,677,463.59
Residual Released to Depositor	$0.00	$1,677,463.59	$0.00	$0.00	$0.00
Total		$21,068,772.60

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,940,157.24
Total					$17,940,157.24

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,940,157.24	$37.45	$514,467.71	$1.07	$18,454,624.95	$38.52
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$17,940,157.24	$11.36	$1,183,557.63	$0.75	$19,123,714.87	$12.11

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$118,042,304.80	0.2464349	$100,102,147.56	0.2089815
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$267,982,304.80	0.1697229	$250,042,147.56	0.1583608

Pool Information
Weighted Average APR	5.820%	5.848%
Weighted Average Remaining Term	29.90	29.16
Number of Receivables Outstanding	16,709	16,123
Pool Balance	$321,112,967.53	$301,448,084.42
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$300,430,562.25	$282,195,431.77
Pool Factor	0.1867608	0.1753236

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$19,252,652.65
Targeted Overcollateralization Amount	$51,405,936.86
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$51,405,936.86

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		48	$275,739.26
(Recoveries)		105	$108,044.41
Net Loss for Current Collection Period			$167,694.85
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6267%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0993%
Second Prior Collection Period			0.4842%
Prior Collection Period			0.0471%
Current Collection Period			0.6465%
Four Month Average (Current and Prior Three Collection Periods)			0.5693%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,927	$18,267,079.38
(Cumulative Recoveries)			$3,426,419.12
Cumulative Net Loss for All Collection Periods			$14,840,660.26
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8631%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,240.89
Average Net Loss for Receivables that have experienced a Realized Loss			$5,070.26

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.07%	232	$6,238,019.85
61-90 Days Delinquent	0.24%	24	$710,541.01
91-120 Days Delinquent	0.09%	10	$269,928.50
Over 120 Days Delinquent	0.38%	29	$1,142,119.63
Total Delinquent Receivables	2.77%	295	$8,360,608.99

Repossession Inventory:
Repossessed in the Current Collection Period		19	$701,769.74
Total Repossessed Inventory		29	$1,094,310.12

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3456%
Prior Collection Period			0.4668%
Current Collection Period			0.3907%
Three Month Average			0.4010%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7041%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	38

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	72	$2,060,654.51
2 Months Extended	91	$2,468,571.99
3+ Months Extended	24	$723,649.66

Total Receivables Extended	187	$5,252,876.16
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer